Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal
State
Foreign
Total current
Deferred
Federal
State
Foreign
Total deferred
Total income tax provision (benefit)